INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS
Schedule of investments by type

	December 31,	December 31,
	2022	2021
Investments in associates and joint ventures	354,200	263,965
Goodwill	233,399	231,743
Other investments evaluated at fair value through other comprehensive income - Celluforce	24,917	28,358
	612,516	524,066

Schedule of investments in associates and joint ventures

	Information of joint ventures as of			Company Participation
	December 31,
	2022			Carrying amount		In the income (expenses) of the year
		Income	Participation
		(expenses)	equity	December 31,	December 31,	December 31,	December 31,
	Equity	of the year	(%)	2022	2021	2022	2021
Associate
Ensyn Corporation	4,701	(3,898)	26.59%	1,250	4,222	(1,036)	(6,332)
Spinnova Plc (1)	594,214		19.03%	113,079	125,653	2,871	(17,613)
				114,329	129,875	1,835	(23,945)

Joint ventures Domestic (Brazil)
Ibema Companhia Brasileira de Papel	318,630	97,978	49.90%	158,996	117,439	48,891	44,026

Foreign
F&E Technologies LLC	10,461		50.00%	5,230	5,594
Woodspin Oy	151,290	(4,441)	50.00%	75,645	11,057	(2,220)	(4)
				239,871	134,090	46,671	44,022

Other movements				24,917	28,358	235,862	110,239
				24,917	28,358	235,862	110,239
				379,117	292,323	284,368	130,316

1)	The average share price quoted on the Nasdaq First North Growth Market (NFNGM) is EUR5.44 (five Euros and forty four cents) in December 31, 2022.